Intangible Assets - Schedule of Variations in Intangible Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Sep. 29, 2022
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill Period Start	€ 43,957	€ 174
Increase	2,010	43,852
Decrease	29	(69)
Translation adjustments	2,746	0
Reclassification	18	0
Intangible assets other than goodwill Period End	€ 48,761	43,957
Discount rate applied to cash flow projections	12.40%
Expected Success Rate	12.90%
Versantis
Disclosure of detailed information about intangible assets [line items]
Total purchase price			€ 46,601
Computer software [member] | Top of Range
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives of software and license agreements	8 years
Acquisition of Versantis
Disclosure of detailed information about intangible assets [line items]
Increase (decrease) in intangible assets and goodwill	€ 43,900
Total purchase price			€ 46,600
Discount rate applied to cash flow projections	12.00%
Expected Success Rate	15.10%
Growth rate used to extrapolate cash flow projections	2.00%
PercentageAmountByWhichValueAssignedToKeyAssumptionMustChangeInOrderForUnitsRecoverableAmountToBeEqualToCarryingAmount	5.40%
Percentage Amount By Which Value Assigned To Expected rate of success of program in order For Recoverable Amount To Be Equal To Carrying Amount	6.20%
Patents
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives of software and license agreements	20 years
Gross
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill Period Start	€ 44,897	1,364
Increase	2,074	43,931
Decrease	(45)	(398)
Translation adjustments	2,746	0
Reclassification	18	0
Intangible assets other than goodwill Period End	49,690	44,897
Gross | Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill Period Start	977	1,294
Increase	24	81
Decrease	(45)	(398)
Translation adjustments	0	0
Reclassification	0	0
Intangible assets other than goodwill Period End	955	977
Gross | Patents
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill Period Start	351	70
Increase	0	281
Decrease	0	0
Translation adjustments	0	0
Reclassification	18	0
Intangible assets other than goodwill Period End	369	351
Gross | Other Intangibles
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill Period Start	43,569	0
Increase	2,050	43,569
Decrease	0	0
Translation adjustments	2,746	0
Reclassification	0	0
Intangible assets other than goodwill Period End	48,366	43,569
Accumulated Depreciation and Impairment
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill Period Start	(940)	(1,190)
Increase	(63)	(79)
Decrease	75	329
Translation adjustments	0	0
Reclassification	0	0
Intangible assets other than goodwill Period End	(928)	(940)
Accumulated Depreciation and Impairment | Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill Period Start	(940)	(1,190)
Increase	(63)	(79)
Decrease	75	329
Translation adjustments	0	0
Reclassification	0	0
Intangible assets other than goodwill Period End	(928)	(940)
Accumulated Depreciation and Impairment | Patents
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill Period Start	0	0
Increase	0	0
Decrease	0	0
Translation adjustments	0	0
Reclassification	0	0
Intangible assets other than goodwill Period End	0	0
Accumulated Depreciation and Impairment | Other Intangibles
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill Period Start	0	0
Increase	0	0
Decrease	0	0
Translation adjustments	0	0
Reclassification	0	0
Intangible assets other than goodwill Period End	€ 0	€ 0